UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: July 31, 2012

*	This Form N-Q pertains to the following series of the Registrant: MFS Commodity Strategy Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2012

MFS® COMMODITY STRATEGY FUND

PORTFOLIO OF INVESTMENTS

7/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 60.7%
Airlines - 0.2%
Continental Airlines, Inc., FRN, 0.816%, 2013	$597,654	$582,712

Apparel Manufacturers - 0.3%
VF Corp., FRN, 1.216%, 2013	$860,000	$864,445

Asset-Backed & Securitized - 3.2%
Ally Auto Receivables Trust, “A2”, 0.67%, 2013	$97,725	$97,740
Anthracite Ltd., “A”, CDO, FRN, 0.606%, 2019 (z)	280,455	243,996
ARI Fleet Lease Trust, “A”, FRN, 0.798%, 2020 (n)	1,294,416	1,294,416
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	340,851	343,850
Chesapeake Funding LLC, “A”, FRN, 0.995%, 2023 (z)	1,057,000	1,058,448
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019 (z)	250,000	251,428
Ford Credit Auto Lease Trust, “A2”, 0.74%, 2013	120,535	120,648
Ford Credit Auto Owner Trust, “A2”, 0.68%, 2014	379,999	380,214
Ford Credit Floorplan Master Owner Trust, “A2”, FRN, 0.848%, 2015	634,000	637,113
GE Equipment Transportation LLC, “A2”, 0.77%, 2013	330,038	330,239
GE Equipment Transportation LLC, “A2”, 0.77%, 2014	479,727	480,337
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	740,000	756,626
Hyundai Auto Receivables Trust, “A3”, 1.16%, 2015	600,000	603,365
John Deere Owner Trust, “A2”, 0.64%, 2014	182,888	182,954
Nissan Auto Lease Trust, “A2”, 0.7%, 2014	327,251	327,660
Porsche Innovative Lease Owner Trust, 0.92%, 2014 (n)	732,395	733,139
Santander Drive Auto Receivable Trust, “A2”, 1.04%, 2014	608,782	609,763
Santander Drive Auto Receivable Trust, “A2”, 0.91%, 2015	449,000	450,462
Smart Trust, “A2B”, FRN, 0.798%, 2014 (z)	563,000	565,179
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.9%, 2051	750,000	791,308

		$10,258,885
Automotive - 1.9%
American Honda Finance Corp., 1.625%, 2013 (n)	$700,000	$708,158
American Honda Finance Corp., 1.85%, 2014 (n)	460,000	469,982
Daimler Finance North America LLC, FRN, 1.787%, 2013 (n)	490,000	493,186
Daimler Finance North America LLC, FRN, 1.667%, 2013 (n)	560,000	563,144
Ford Motor Credit Co. LLC, 4.207%, 2016 (n)	360,000	372,706
Harley-Davidson Financial Services, 3.875%, 2016 (n)	570,000	605,111
Nissan Motor Acceptance Corp., 3.25%, 2013 (n)	500,000	504,730
RCI Banque S.A., FRN, 2.327%, 2014 (n)	750,000	727,504
Toyota Motor Credit Corp., 3.2%, 2015	600,000	641,867
Volkswagen International Finance N.V., FRN, 1.217%, 2014 (n)	1,100,000	1,103,604

		$6,189,992
Banks & Diversified Financials (Covered Bonds) - 2.0%
Bank of Nova Scotia, 1.45%, 2013 (n)	$620,000	$626,386
BNP Paribas Home Loan, 2.2%, 2015 (n)	1,000,000	1,017,300
Canadian Imperial Bank of Commerce, 2%, 2013 (n)	750,000	756,375
Compagnie de Financement Foncier, 2.125%, 2013 (n)	700,000	704,155
DnB Nor Boligkreditt AS, 2.1%, 2015 (n)	700,000	716,209
National Bank of Canada, 2.2%, 2016 (n)	1,060,000	1,114,590
SpareBank 1 Boligkreditt A.S., 2.625%, 2016 (n)	750,000	786,150
Stadshypotek AB, FRN, 1.01%, 2013 (n)	800,000	799,345

		$6,520,510

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - 0.5%
NBCUniversal Media LLC, 2.1%, 2014	$400,000	$407,768
Vivendi S.A., 2.4%, 2015 (n)	440,000	440,198
WPP Finance, 8%, 2014	750,000	848,325

		$1,696,291
Brokerage & Asset Managers - 0.6%
BlackRock, Inc., 3.5%, 2014	$750,000	$799,478
BlackRock, Inc., 1.375%, 2015	500,000	508,162
Franklin Resources, Inc., 2%, 2013	500,000	506,198

		$1,813,838
Cable TV - 0.5%
Comcast Corp., 5.3%, 2014	$600,000	$638,672
DIRECTV Holdings LLC, 4.75%, 2014	500,000	539,209
DIRECTV Holdings LLC, 2.4%, 2017	520,000	533,827

		$1,711,708
Chemicals - 0.7%
Dow Chemical Co., 7.6%, 2014	$650,000	$723,053
Potash Corp. of Saskatchewan, Inc., 5.25%, 2014	720,000	773,431
PPG Industries, Inc., 5.75%, 2013	621,000	640,581

		$2,137,065
Computer Software - 0.2%
Adobe Systems, Inc., 3.25%, 2015	$700,000	$739,773

Conglomerates - 0.7%
ABB Finance (USA), Inc., 1.625%, 2017	$495,000	$503,625
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	503,000	524,966
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	320,000	336,830
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	500,000	566,699
United Technologies Corp., FRN, 0.966%, 2015	460,000	465,299

		$2,397,419
Consumer Products - 1.4%
Clorox Co., 5%, 2013	$670,000	$687,557
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 2017 (n)	530,000	531,943
Mattel, Inc., 5.625%, 2013	410,000	422,506
Mattel, Inc., 2.5%, 2016	400,000	418,116
Newell Rubbermaid, Inc., 5.5%, 2013	500,000	515,759
Newell Rubbermaid, Inc., 2%, 2015	600,000	604,507
Phillips Electronics N.V., 7.25%, 2013	600,000	639,077
Procter & Gamble Co., 0.7%, 2014	880,000	884,822

		$4,704,287
Consumer Services - 0.4%
eBay, Inc., 1.35%, 2017	$507,000	$510,473
Experian Finance PLC, 2.375%, 2017 (n)	462,000	467,055
Western Union Co., FRN, 1.047%, 2013	470,000	471,781

		$1,449,309
Defense Electronics - 0.2%
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	$600,000	$631,940

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electronics - 0.8%
Applied Materials, Inc., 2.65%, 2016	$750,000	$791,079
Broadcom Corp., 1.5%, 2013	600,000	607,682
Tyco Electronics Group S.A., 1.6%, 2015	500,000	503,678
Tyco Electronics Ltd., 6%, 2012	600,000	605,442

		$2,507,881
Emerging Market Quasi-Sovereign - 0.7%
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	$101,000	$102,010
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	580,000	621,036
Gaz Capital S.A., 4.95%, 2016 (n)	205,000	216,515
Korea Gas Corp., 2.25%, 2017 (z)	440,000	435,959
Petrobras International Finance Co., 3.875%, 2016	735,000	764,096

		$2,139,616
Emerging Market Sovereign - 0.5%
Russian Federation, 3.25%, 2017 (n)	$800,000	$828,320
State of Qatar, 5.15%, 2014 (n)	600,000	636,600

		$1,464,920
Energy - Independent - 0.4%
Encana Holdings Finance Corp., 5.8%, 2014	$550,000	$591,953
Hess Corp., 7%, 2014	503,000	549,464

		$1,141,417
Energy - Integrated - 1.3%
BG Energy Capital PLC, 2.875%, 2016 (n)	$570,000	$603,572
BP Capital Markets PLC, 3.125%, 2015	600,000	641,704
Cenovus Energy, Inc., 4.5%, 2014	500,000	535,804
Husky Energy, Inc., 5.9%, 2014	600,000	653,771
Petro-Canada Financial Partnership, 5%, 2014	580,000	628,128
Total Capital International S.A., 1.5%, 2017	600,000	609,340
TOTAL S.A., 3%, 2015	520,000	557,429

		$4,229,748
Entertainment - 0.3%
Viacom, Inc., 1.25%, 2015	$800,000	$806,884

Financial Institutions - 1.0%
General Electric Capital Corp., 5.45%, 2013	$750,000	$767,165
General Electric Capital Corp., 1.875%, 2013	540,000	547,857
General Electric Capital Corp., 2.15%, 2015	1,000,000	1,025,383
General Electric Capital Corp., FRN, 1.309%, 2014	300,000	301,624
NYSE Euronext, Inc., 4.8%, 2013	600,000	622,526

		$3,264,555
Food & Beverages - 3.8%
Anheuser-Busch InBev S.A., 3%, 2012	$600,000	$603,102
Anheuser-Busch InBev S.A., 3.625%, 2015	200,000	214,670
Anheuser-Busch InBev S.A., 1.375%, 2017	890,000	898,877
Cadbury Schweppes U.S. Finance, 5.125%, 2013	700,000	732,915
Campbell Soup Co., FRN, 1%, 2014	730,000	731,445
Coca Cola Co., 0.75%, 2013	700,000	703,597
Conagra Foods, Inc., 5.875%, 2014	600,000	645,263
Diageo Capital PLC, 7.375%, 2014	430,000	472,001

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - continued
Diageo Capital PLC, 1.5%, 2017	$850,000	$866,278
Dr Pepper Snapple Group, Inc., 2.35%, 2012	600,000	604,260
General Mills, Inc., 5.25%, 2013	600,000	629,471
General Mills, Inc., 5.2%, 2015	200,000	222,844
H.J. Heinz Co., 5.35%, 2013	600,000	627,114
Kraft Foods Group, Inc., 1.625%, 2015 (n)	920,000	935,517
Miller Brewing Co., 5.5%, 2013 (n)	600,000	626,684
Molson Coors Brewing Co., 2%, 2017	960,000	980,254
PepsiAmericas, Inc., 4.375%, 2014	700,000	740,282
Pernod-Ricard S.A., 2.95%, 2017 (n)	800,000	825,400
SABMiller Holdings, Inc., 1.85%, 2015 (n)	420,000	429,862

		$12,489,836
Food & Drug Stores - 0.2%
CVS Caremark Corp., 3.25%, 2015	$600,000	$637,753

Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 2.95%, 2017	$446,000	$449,239

Industrial - 0.2%
Cornell University, 4.35%, 2014	$465,000	$491,049

Insurance - 1.9%
Aflac, Inc., 3.45%, 2015	$700,000	$746,992
American International Group, Inc., 3.65%, 2014	280,000	286,896
American International Group, Inc., 3%, 2015	730,000	743,147
Lincoln National Corp., 4.3%, 2015	250,000	264,574
MassMutual Global Funding, FRN, 0.96%, 2013 (n)	600,000	602,909
MetLife, Inc., FRN, 1.715%, 2013	1,390,000	1,402,671
New York Life Global Funding, 1.3%, 2015 (n)	1,450,000	1,466,946
Prudential Financial, Inc., 3.625%, 2012	700,000	702,435

		$6,216,570
Insurance - Health - 0.7%
UnitedHealth Group, Inc., 4.875%, 2013	$880,000	$900,244
UnitedHealth Group, Inc., 4.875%, 2013	479,000	492,685
WellPoint, Inc., 5%, 2014	740,000	804,703

		$2,197,632
Insurance - Property & Casualty - 0.9%
ACE Ltd., 2.6%, 2015	$550,000	$575,790
Aon Corp., 3.5%, 2015	600,000	629,471
AXIS Capital Holdings Ltd., 5.75%, 2014	800,000	848,718
Berkshire Hathaway, Inc., FRN, 1.166%, 2014	870,000	881,438

		$2,935,417
International Market Quasi-Sovereign - 4.8%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$304,000	$318,239
Caisse d’Amortissement de la Dette Sociale, 3.5%, 2014	1,200,000	1,259,352
Dexia Credit Local, NY, 2%, 2013 (n)	500,000	498,993
Electricite de France PLC, 5.5%, 2014 (n)	750,000	795,254
Finance for Danish Industry A.S., FRN, 0.837%, 2013 (n)	1,500,000	1,501,047
ING Bank N.V., 3.9%, 2014 (n)	1,250,000	1,314,034
KfW Bankengruppe, 1.375%, 2013	1,100,000	1,111,576
KfW Bankengruppe, 3.5%, 2014	1,250,000	1,312,950

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
International Market Quasi-Sovereign - continued
Kommunalbanken AS, 1%, 2014 (n)	$300,000	$302,304
Kommunalbanken AS, 1.75%, 2015 (n)	1,200,000	1,236,360
Landwirtschaftliche Rentenbank, 5%, 2013	1,100,000	1,127,104
Nationwide Building Society, 2.5%, 2012 (n)	240,000	240,204
Nederlandse Waterschapsbank N.V., 1.375%, 2014 (n)	700,000	706,048
Oesterreichische Kontrollbank AG, 4.75%, 2012	1,000,000	1,008,690
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	1,400,000	1,464,002
Statoil A.S.A., 2.9%, 2014	700,000	734,517
Statoil A.S.A., 1.8%, 2016	350,000	361,365
Vestjysk Bank A/S, FRN, 1.017%, 2013 (n)	350,000	351,014

		$15,643,053
International Market Sovereign - 0.8%
Kingdom of Spain, 2%, 2012 (n)	$1,000,000	$996,800
Republic of Finland, 1.25%, 2015 (n)	1,300,000	1,328,860
Republic of Iceland, 4.875%, 2016 (n)	397,000	400,117

		$2,725,777
Local Authorities - 0.3%
Province of Ontario, 4.5%, 2015	$1,000,000	$1,095,300

Machinery & Tools - 0.2%
Caterpillar Financial Services Corp., 1.1%, 2015	$570,000	$577,802

Major Banks - 3.9%
ABN AMRO Bank N.V., FRN, 2.217%, 2014 (n)	$800,000	$803,168
ANZ National (International) Ltd., FRN, 1.467%, 2013 (n)	870,000	874,600
Bank of Tokyo-Mitsubishi UFJ, 1.6%, 2013 (n)	700,000	704,843
Commonwealth Bank of Australia, 3.75%, 2014 (n)	600,000	631,080
DBS Bank Ltd., 2.35%, 2017 (n)	770,000	785,194
HSBC Bank PLC, 3.1%, 2016 (n)	310,000	323,652
HSBC USA, Inc., 2.375%, 2015	350,000	357,831
ING Bank N.V., 3.75%, 2017 (n)	424,000	437,784
ING Bank N.V., FRN, 1.517%, 2013 (n)	470,000	471,226
ING Bank N.V., FRN, 1.775%, 2013 (n)	750,000	752,438
Intesa Sanpaolo S.p.A., FRN, 2.866%, 2014 (n)	280,000	263,752
KeyCorp, 3.75%, 2015	650,000	693,928
Macquarie Bank Ltd., 5%, 2017 (n)	1,076,000	1,115,053
National Australia Bank Ltd., 2%, 2015	770,000	779,972
Royal Bank of Scotland PLC, FRN, 2.886%, 2013	600,000	605,455
Standard Chartered PLC, 3.85%, 2015 (n)	420,000	443,083
Standard Chartered PLC, FRN, 1.416%, 2014 (n)	350,000	349,738
Sumitomo Mitsui Banking, 1.35%, 2015	740,000	746,449
Wells Fargo & Co., 3.75%, 2014	750,000	793,664
Wells Fargo & Co., 1.25%, 2015	840,000	842,922

		$12,775,832
Medical & Health Technology & Services - 1.3%
Aristotle Holding, Inc., 2.1%, 2015 (n)	$1,100,000	$1,115,743
Baxter International, Inc., 1.85%, 2017	390,000	405,310
Becton, Dickinson & Co., 1.75%, 2016	300,000	310,042
Covidien International Finance S.A., 1.875%, 2013	330,000	333,587
Covidien International Finance S.A., 1.35%, 2015	650,000	656,858
McKesson Corp., 3.25%, 2016	470,000	506,808

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Thermo Fisher Scientific, Inc., 2.25%, 2016	$840,000	$872,029

		$4,200,377
Metals & Mining - 0.6%
Anglo American Capital, 2.15%, 2013 (n)	$600,000	$604,981
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 2017	580,000	583,859
Rio Tinto Finance (USA) Ltd., 2.5%, 2016	750,000	787,950

		$1,976,790
Mortgage-Backed - 3.5%
Fannie Mae, 5.152%, 2016	$639,766	$715,535
Fannie Mae, 4.5%, 2024	2,497,705	2,689,794
Fannie Mae, 4%, 2025	206,254	226,048
Fannie Mae, 4.5%, 2025	932,793	1,004,531
Fannie Mae, 3%, 2027	1,027,042	1,084,557
Fannie Mae, TBA, 3%, 2018	1,990,000	2,097,895
Freddie Mac, 1.655%, 2016	228,564	235,125
Freddie Mac, 4%, 2025	1,349,824	1,436,114
Freddie Mac, 3.5%, 2026	1,724,804	1,824,304

		$11,313,903
Natural Gas - Pipeline - 0.5%
Energy Transfer Partners LP, 8.5%, 2014	$513,000	$567,805
Enterprise Products Operating LP, 3.7%, 2015	500,000	534,502
Kinder Morgan Energy Partners LP, 5.125%, 2014	580,000	629,480

		$1,731,787
Network & Telecom - 0.9%
AT&T, Inc., 2.4%, 2016	$160,000	$168,527
BellSouth Corp., 5.2%, 2014	150,000	163,595
CenturyLink, Inc., 7.875%, 2012	380,000	380,814
France Telecom, 2.125%, 2015	700,000	712,420
Telecom Italia Capital, 5.25%, 2013	700,000	714,000
Verizon Communications, Inc., 5.25%, 2013	700,000	723,336

		$2,862,692
Oil Services - 0.3%
Noble Corp., 5.875%, 2013	$780,000	$812,431
Noble Corp., 3.45%, 2015	260,000	274,243

		$1,086,674
Oils - 0.1%
Phillips 66, 1.95%, 2015 (n)	$350,000	$355,861

Other Banks & Diversified Financials - 2.4%
American Express Centurion Bank, 5.5%, 2013	$600,000	$620,707
American Express Credit Corp., 2.8%, 2016	420,000	449,665
American Express Credit Corp., FRN, 1.567%, 2015	50,000	50,775
BB&T Corp., 2.05%, 2014	500,000	510,831
BBVA Senior Finance S.A. Unipersonal, FRN, 2.59%, 2014	400,000	375,666
Capital One Financial Corp., 2.15%, 2015	750,000	761,780
Capital One Financial Corp., FRN, 1.605%, 2014	580,000	576,329
Danske Bank A/S, 3.75%, 2015 (n)	690,000	697,300
Lloyds TSB Bank PLC, 4.375%, 2015 (n)	1,000,000	1,038,800
Nordea Bank AB, 1.75%, 2013 (n)	700,000	702,672

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Santander International Debt S.A., 2.991%, 2013 (n)	$400,000	$391,752
SunTrust Banks, Inc., 3.5%, 2017	598,000	624,987
Svenska Handelsbanken AB, 2.875%, 2012 (n)	250,000	250,582
Svenska Handelsbanken AB, 2.875%, 2017	566,000	593,203
Union Bank, 3%, 2016	280,000	294,578

		$7,939,627
Personal Computers & Peripherals - 0.2%
Hewlett-Packard Co., 2.625%, 2014	$610,000	$624,087

Pharmaceuticals - 0.8%
Amgen, Inc., 2.3%, 2016	$440,000	$458,621
Celgene Corp., 2.45%, 2015	532,000	549,585
Roche Holding, Inc., 5%, 2014 (n)	254,000	270,820
Sanofi, 1.2%, 2014	170,000	172,666
Sanofi, FRN, 0.77%, 2014	500,000	502,654
Teva Pharmaceutical Finance III, 1.7%, 2014	170,000	172,703
Teva Pharmaceutical Finance III, FRN, 1.365%, 2013	600,000	604,525

		$2,731,574
Printing & Publishing - 0.3%
Pearson PLC, 4%, 2016 (n)	$1,000,000	$1,067,057

Real Estate - 0.7%
ERP Operating, REIT, 5.125%, 2016	$925,000	$1,023,745
HCP, Inc., REIT, 2.7%, 2014	810,000	825,290
Simon Property Group, Inc., REIT, 6.1%, 2016	410,000	467,252

		$2,316,287
Retailers - 0.9%
AutoZone, Inc., 6.5%, 2014	$655,000	$707,034
Home Depot, Inc., 5.25%, 2013	660,000	703,293
Staples, Inc., 9.75%, 2014	600,000	668,427
Wesfarmers Ltd., 6.998%, 2013 (n)	400,000	414,316
Wesfarmers Ltd., 2.983%, 2016 (n)	300,000	310,033

		$2,803,103
Specialty Chemicals - 0.3%
Airgas, Inc., 2.95%, 2016	$700,000	$731,612
Ecolab, Inc., 2.375%, 2014	380,000	394,348

		$1,125,960
Specialty Stores - 0.2%
Best Buy Co., Inc., 6.75%, 2013	$519,000	$539,656

Supermarkets - 0.9%
Delhaize Group, 5.875%, 2014	$740,000	$780,561
Kroger Co., 5%, 2013	200,000	205,679
Safeway, Inc., 5.8%, 2012	700,000	701,211
Tesco PLC, 2%, 2014 (n)	540,000	547,188
Woolworths Ltd., 2.55%, 2015 (n)	600,000	623,346

		$2,857,985

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Supranational - 0.4%
Council of Europe, 4.5%, 2014	$200,000	$214,620
European Investment Bank, 1.25%, 2013	1,170,000	1,181,700

		$1,396,320
Telecommunications - Wireless - 0.5%
America Movil S.A.B. de C.V., 2.375%, 2016	$262,000	$270,262
Crown Castle Towers LLC, 4.523%, 2015 (n)	440,000	462,312
Crown Castle Towers LLC, 3.214%, 2015 (n)	310,000	316,642
Vodafone Group PLC, 4.15%, 2014	630,000	669,707

		$1,718,923
Tobacco - 0.7%
Altria Group, Inc., 8.5%, 2013	$500,000	$547,550
B.A.T. International Finance PLC, 8.125%, 2013 (n)	500,000	543,442
B.A.T. International Finance PLC, 1.4%, 2015 (n)	620,000	623,794
Lorillard Tobacco Co., 3.5%, 2016	370,000	392,024

		$2,106,810
Transportation - Services - 0.4%
ERAC USA Finance Co., 2.75%, 2013 (n)	$660,000	$669,099
ERAC USA Finance Co., 2.25%, 2014 (n)	250,000	252,585
ERAC USA Finance Co., 2.75%, 2017 (n)	302,000	309,290

		$1,230,974
U.S. Government Agencies and Equivalents - 1.9%
Aid-Egypt, 4.45%, 2015	$1,270,000	$1,427,036
Freddie Mac, 4.5%, 2013	2,000,000	2,039,458
National Credit Union Administration, 1.4%, 2015	1,500,000	1,533,555
Small Business Administration, 2.25%, 2021	1,090,908	1,132,063

		$6,132,112
U.S. Treasury Obligations - 4.3%
U.S. Treasury Notes, 0.375%, 2012 (f)	$9,000,000	$9,001,755
U.S. Treasury Notes, 0.375%, 2012	5,000,000	5,001,955

		$14,003,710
Utilities - Electric Power - 3.0%
Dominion Resources, Inc., 1.95%, 2016	$880,000	$903,909
DTE Energy Co., FRN, 1.166%, 2013	720,000	721,802
Duke Energy Corp., 6.3%, 2014	846,000	914,073
EDP Finance B.V., 5.375%, 2012 (n)	500,000	502,250
Enel Finance International S.A., 5.7%, 2013 (n)	580,000	586,976
Exelon Generation Co. LLC, 5.35%, 2014	600,000	635,065
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	560,000	550,799
NextEra Energy Capital Holdings, Inc., 1.611%, 2014	1,020,000	1,028,124
Northeast Utilities, FRN, 1.217%, 2013	1,300,000	1,306,633
PG&E Corp., 5.75%, 2014	600,000	646,732
PPL WEM Holdings PLC, 3.9%, 2016 (n)	440,000	458,718
PSEG Power LLC, 2.75%, 2016	360,000	369,939
Southern Co., 2.375%, 2015	1,000,000	1,039,266

		$9,664,286
Total Bonds		$197,275,010

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Commodity Linked Structured Notes (n)(x) - 38.7%
Bank of America Corp. - DJUBGRTR Linked, FRN, 0.248%, 2013	$3,500,000	$8,666,796
Bank of America Corp. - DJUBINTR Linked, FRN, 0.345%, 2012	6,000,000	4,570,493
Bank of America Corp. - DJUBSF3T Linked, FRN, 0.245%, 2013	3,500,000	3,861,790
Barclays Bank PLC - DJUBEN3T Linked, FRN, 0.08%, 2013	2,000,000	2,337,325
Barclays Bank PLC - DJUBGRTR Linked, FRN, 0.08%, 2013	3,000,000	7,416,566
Barclays Bank PLC - DJUBSOTR Linked, FRN, 0.08%, 2013	2,100,000	2,826,768
Citigroup Funding, Inc. - DJUBPRTR Linked, FRN, 0%, 2012	12,925,000	11,417,905
Credit Suisse AG - DJUBSF2T Linked, FRN, 0.096%, 2013	9,600,000	10,581,454
Deutsche Bank AG - DJUBGRTR Linked, FRN, 0.065%, 2013	3,500,000	8,657,467
Deutsche Bank AG - DJUBINTR Linked, FRN, 0.045%, 2012	3,000,000	2,246,989
Deutsche Bank AG - DJUBSTR Linked, FRN, 0.045%, 2012	5,000,000	5,084,101
Goldman Sachs Group, Inc. - DJUBENTR Linked, FRN, 0.046%, 2013	3,200,000	3,553,096
Goldman Sachs Group, Inc. - DJUBSF3T Linked, FRN, 0.034%, 2013	6,500,000	7,008,777
JPMorgan - DJUBEN3T Linked, FRN, 0.456%, 2013	6,000,000	7,509,191
JPMorgan - DJUBINTR Linked, FRN, 0.344%, 2013	4,000,000	3,402,896
JPMorgan - DJUBSF2T Linked, FRN, 0.466%, 2013	6,700,000	6,139,966
Morgan Stanley - DJUBGR3T Linked, FRN, 0.14%, 2013	4,700,000	8,647,236
Morgan Stanley - DJUBSF3T Linked, FRN, 0.14%, 2013	2,500,000	2,581,698
UBS AG - DJUBENTR Linked, FRN, 0.355%, 2013	5,800,000	8,043,092
UBS AG - DJUBGRTR Linked, FRN, 0.015%, 2013	2,500,000	6,312,958
UBS AG - DJUBIN3T Linked, FRN, 0.267%, 2013	1,500,000	1,259,371
UBS AG - DJUBLITR Linked, FRN, 0.055%, 2013	2,000,000	1,768,212
UBS AG - DJUBLITR Linked, FRN, 0.267%, 2013	1,900,000	1,967,087
Total Commodity Linked Structured Notes		$125,861,234

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	5,442,914	$5,442,914
Total Investments		$328,579,158

Other Assets, Less Liabilities - (1.1)%		(3,505,158)
Net Assets - 100.0%		$325,074,000

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $184,624,618 representing 56.8% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(x)	Commodity-linked notes typically provide for interest and principal payments based on the value of a commodity indicator, such as a commodity, a commodity future or option contract, a commodity index, or some other indicator that reflects the value of a particular commodity or commodity market or the difference between one or more commodity or commodity markets. Commodity-linked notes have characteristics of instruments indirectly linked to the price of commodities and are subject to basis risk, the risk that there can be deviations in performance between the physical commodity market and the futures price, and counter party risk. Commodity-linked notes can be highly volatile and less liquid than other types of investments. These structured notes take into consideration a leverage factor of 300% on the return of the commodity indicator at the time the note is purchased, in order to limit counterparty exposure.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.606%, 2019	5/11/11	$259,720	$243,996
Chesapeake Funding LLC, “A”, FRN, 0.995%, 2023	5/10/12	1,057,000	1,058,448
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019	3/22/12	249,973	251,428
Korea Gas Corp., 2.25%, 2017	7/18/12	437,861	435,959
Smart Trust, “A2B”, FRN, 0.798%, 2014	3/07/12	563,000	565,179
Total Restricted Securities			$2,555,010
% of Net assets			0.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
DJUBEN3T	Dow Jones-UBS Energy Sub-Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on crude oil, heating oil, natural gas and unleaded gasoline.
DJUBENTR	Dow Jones-UBS Energy Sub-Index Total Return, this index is composed of futures contracts on crude oil, heating oil, unleaded gasoline and natural gas.
DJUBGR3T	Dow Jones-UBS Grains Sub-Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on corn, soybeans and wheat.
DJUBGRTR	Dow Jones-UBS Grains Sub-Index Total Return, this index is composed of futures contracts on corn, soybeans and wheat.
DJUBIN3T	Dow Jones-UBS Industrial Metals Sub-Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on aluminum, copper, nickel and zinc.
DJUBINTR	Dow Jones-UBS Industrial Metals Sub-Index Total Return, this index is composed of futures contracts on aluminum, copper, nickel and zinc.
DJUBLITR	Dow Jones-UBS Livestock Sub-Index Total Return, this index is composed of futures contracts on live cattle and lean hogs.
DJUBPRTR	Dow Jones-UBS Precious Metals Total Return Index, this index is composed of futures contracts on gold and silver.
DJUBSF2T	Dow Jones-UBS Commodity Index 2 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.
DJUBSF3T	Dow Jones-UBS Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.
DJUBSOTR	Dow Jones-UBS Softs Sub-Index Total Return, this index is composed of futures contracts on coffee, cotton and sugar.
DJUBSTR	Dow Jones-UBS Commodity Index Total Return, this index is composed of futures contracts on nineteen physical commodities.
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Derivative Contracts at 7/31/12

Futures Contracts Outstanding at 7/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	15	$1,871,719	September - 2012	$(15,500)

At July 31, 2012, the fund had liquid securities with an aggregate value of $11,002 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of July 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$20,135,822	$—	$20,135,822
Non-U.S. Sovereign Debt	—	23,369,687	—	23,369,687
Corporate Bonds	—	79,608,343	—	79,608,343
Residential Mortgage-Backed Securities	—	11,313,903	—	11,313,903
Commercial Mortgage-Backed Securities	—	791,308	—	791,308
Asset-Backed Securities (including CDOs)	—	9,467,578	—	9,467,578
Foreign Bonds	—	52,588,369	—	52,588,369
Commodity Linked Structured Notes	—	125,861,234	—	125,861,234
Mutual Funds	5,442,914	—	—	5,442,914
Total Investments	$5,442,914	$323,136,244	$—	$328,579,158

Other Financial Instruments
Futures Contracts	$(15,500)	$—	$—	$(15,500)

For further information regarding security characteristics, see the Portfolio of Investments.

Commodity-Linked Structured Notes – The fund invests in commodity-linked structured notes, to provide exposure to the investment returns of the commodities markets without investing directly in commodities. The fund will not invest directly in commodities. A structured

Supplemental Information (unaudited) – continued

note is a type of debt instrument in which an issuer borrows money from the investor, in this case the fund, and pays back the principal adjusted for performance of the underlying index less a fee. The structured notes may be leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are subject to prepayment, basis, and counterparty risk. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only a limited recovery or may obtain no recovery in such circumstances. There is additional risk that the issuer or counterparty may be unable or unwilling to make timely payments of interest or principal. To partially mitigate this risk, MFS typically enters into these transactions with counterparties whose credit rating is investment grade. Commodity-linked structured notes are valued daily by the issuing counterparties under procedures approved by the fund’s Board of Trustees. The structured notes have an automatic redemption feature if the underlying index declines from the entrance date by the amount specified in the agreement. The fund has the option to request prepayment from the issuer at any time. The issuer of the structured note may, under certain circumstances, call back the securities on a date earlier than the maturity date. The net cash payments exchanged, which might require calculation by the issuer or its affiliates, are recorded as a realized gain or loss on investments in the Statement of Operations. The value of the structured note, which is adjusted daily and includes any related interest accruals to be received and fees to be paid by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be received and fees to be paid, is recorded as unrealized appreciation or depreciation on investments in the Statement of Operations. The fund records a realized gain or loss when a structured note is sold or matures.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$303,859,836
Gross unrealized appreciation	$32,290,140
Gross unrealized depreciation	(7,570,818)
Net unrealized appreciation (depreciation)	$24,719,322

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	25,843,947	24,958,863	(45,359,896)	5,442,914

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,070	$5,442,914

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XV

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: September 18, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 18, 2012

*	Print name and title of each signing officer under his or her signature.